SCHEDULE OF AMORTIZATION EXPENSE OF ACQUIRED INTANGIBLES ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 1,725,031
2023	1,586,574
2024	1,217,290
2025	853,046
2026	604,639
Thereafter	1,092,320
Total	$ 7,078,900	$ 5,982,434